Investment Securities (Amortized Cost, Gross Unrealized Gains (Losses) and Fair Value of Investment Securities) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2023	Mar. 31, 2023
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	¥ 32,755,032	¥ 35,954,445
Available-for-sale debt securities, Gross unrealized gains	30,618	48,994
Available-for-sale debt securities, Gross unrealized losses	412,871	262,637
Available-for-sale debt securities	32,372,779	35,740,802
Total	24,657,026	21,520,081
Held-to-maturity debt securities, Gross unrealized gains	10,214	49,238
Held-to-maturity debt securities, Gross unrealized losses	509,153	183,163
Held-to-maturity debt securities, fair value	24,158,087	21,386,156
Japanese national government and Japanese government agency bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	24,004,739	26,153,862
Available-for-sale debt securities, Gross unrealized gains	6,628	16,510
Available-for-sale debt securities, Gross unrealized losses	204,887	123,769
Available-for-sale debt securities	23,806,480	26,046,603
Total	15,278,373	13,860,457
Held-to-maturity debt securities, Gross unrealized gains	9,192	32,927
Held-to-maturity debt securities, Gross unrealized losses	125,726	19,789
Held-to-maturity debt securities, fair value	15,161,839	13,873,595
Japanese prefectural and municipal bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	1,448,520	2,773,750
Available-for-sale debt securities, Gross unrealized gains	529	2,063
Available-for-sale debt securities, Gross unrealized losses	13,053	15,872
Available-for-sale debt securities	1,435,996	2,759,941
Total	1,742,822	1,144,825
Held-to-maturity debt securities, Gross unrealized gains	69	2,473
Held-to-maturity debt securities, Gross unrealized losses	25,501	7,808
Held-to-maturity debt securities, fair value	1,717,390	1,139,490
Foreign government and official institution bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	3,321,914	3,029,042
Available-for-sale debt securities, Gross unrealized gains	1,887	2,072
Available-for-sale debt securities, Gross unrealized losses	176,360	108,372
Available-for-sale debt securities	3,147,441	2,922,742
Corporate bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	993,368	1,051,347
Available-for-sale debt securities, Gross unrealized gains	8,886	9,791
Available-for-sale debt securities, Gross unrealized losses	5,093	2,977
Available-for-sale debt securities	997,161	1,058,161
Total	83,270	46,730
Held-to-maturity debt securities, Gross unrealized gains	70	213
Held-to-maturity debt securities, Gross unrealized losses	216	3
Held-to-maturity debt securities, fair value	83,124	46,940
Residential mortgage-backed securities
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	1,190,027	1,110,126
Available-for-sale debt securities, Gross unrealized gains	630	569
Available-for-sale debt securities, Gross unrealized losses	335	441
Available-for-sale debt securities	1,190,322	1,110,254
Total	4,785,680	3,913,346
Held-to-maturity debt securities, Gross unrealized gains	0	13,606
Held-to-maturity debt securities, Gross unrealized losses	333,444	105,754
Held-to-maturity debt securities, fair value	4,452,236	3,821,198
Asset-backed securities
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	1,327,319	1,418,563
Available-for-sale debt securities, Gross unrealized gains	10,448	16,116
Available-for-sale debt securities, Gross unrealized losses	4,196	4,364
Available-for-sale debt securities	1,333,571	1,430,315
Total	2,766,881	2,554,723
Held-to-maturity debt securities, Gross unrealized gains	883	19
Held-to-maturity debt securities, Gross unrealized losses	24,266	49,809
Held-to-maturity debt securities, fair value	2,743,498	2,504,933
Other debt securities
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	469,145	417,755
Available-for-sale debt securities, Gross unrealized gains	1,610	1,873
Available-for-sale debt securities, Gross unrealized losses	8,947	6,842
Available-for-sale debt securities	¥ 461,808	¥ 412,786